11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
May 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Funds Group (Invesco Funds Group)
CIK 0000019034

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, as applicable, of:
Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund and Invesco Small Cap Equity Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 136 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel